Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, Plant and Equipment
Property, plant and equipment
The composition of and movement in the items constituting net “Property, plant and equipment” in 2018 and 2017 were as follows:

2018
Millions of euros	Balance at 12/31/17	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Land and buildings	4,383	42	(368)	(29)	77	205	4,310
Plant and machinery	25,297	1,305	(4,905)	(6)	4,204	(549)	25,346
Furniture, tools and other items	1,267	134	(478)	(21)	340	(41)	1,201
PP&E in progress	3,278	4,660	—	(15)	(5,401)	(84)	2,438
Total PP&E	34,225	6,141	(5,751)	(71)	(780)	(469)	33,295

2017
Millions of euros	Balance at 12/31/16	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Balance at 12/31/17
Land and buildings	4,858	64	(391)	(14)	139	(293)	20	4,383
Plant and machinery	26,770	2,096	(5,062)	4	3,455	(2,039)	73	25,297
Furniture, tools and other items	1,426	223	(500)	(4)	230	(117)	9	1,267
PP&E in progress	3,339	4,496	—	(8)	(4,237)	(323)	11	3,278
Total PP&E	36,393	6,879	(5,953)	(22)	(413)	(2,772)	113	34,225

The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2018 and 2017 were as follows:

Balance at December 31, 2018
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,949	(7,636)	(3)	4,310
Plant and machinery	102,615	(77,222)	(47)	25,346
Furniture, tools and other items	7,137	(5,931)	(5)	1,201
PP&E in progress	2,453	—	(15)	2,438
Total PP&E	124,154	(90,789)	(70)	33,295

Balance at December 31, 2017
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,344	(6,958)	(3)	4,383
Plant and machinery	96,335	(70,969)	(69)	25,297
Furniture, tools and other items	6,900	(5,624)	(9)	1,267
PP&E in progress	3,289	—	(11)	3,278
Total PP&E	117,868	(83,551)	(92)	34,225

Investment by Telefónica Spain in property plant and equipment in 2018 and 2017 amounted to 1,387 and 1,451 million euros, respectively. Rapid fiber optic rollout, exceeding 21 million premises passed by the end of 2018, as well as investments in LTE network, reaching 96% population coverage.
Investment by Telefónica United Kingdom in property plant and equipment in 2018 and 2017 amounted to 777 and 727 million euros, respectively. The investment has been focused on increasing LTE experience, achieving 99% population coverage by the end of 2018, and also pursuing the improvement of network- capacity and quality.
Investment by Telefónica Germany in property plant and equipment in 2018 and 2017 amounted to 697 and 675 million euros, respectively. The company continued its dedication to extend LTE coverage, achieving a coverage of 88% by year-end 2018.
Investment by Telefónica Brazil in property plant and equipment in 2018 and 2017 amounted to 1,625 and 1,842 million euros, respectively. The investment was mainly dedicated to extend the coverage and capacity of LTE mobile networks, the deployment and connection of fiber network, the improvement of network quality, the extension of fiber network in the fixed business, as well as network simplification and digitalization of processes and systems.
Investment by Telefónica Hispam Norte in property plant and equipment in 2018 and 2017 amounted to 460 and 658 million euros, respectively. This investment has been mainly focused on improving the coverage and capacity of LTE networks, deployment of ultra-broadband fixed capabilities (fiber / HFC) in Colombia, as well as processes and systems simplification and digitalization in the region.
Investment by Telefónica Hispam Sur in property plant and equipment in 2018 and 2017 amounted to 997 and 1,268 million euros, respectively. This investment has been mainly focused on improving the coverage and capacity of LTE networks and ultra-broadband fixed capabilities (fiber / HFC).
"Transfers and others" in 2018 includes the reclasification of property, plant and equipment of Telefónica Móviles Guatemala and Telefónica Móviles El Salvador amounting to 157 and 91 million euros, respectively, recorded in "Non-current assets classified as held for sale" of the statements of financial position (see Note 28).
The result of the translation to euros of property, plant and equipment by the companies of the Group in Argentina and Venezuela, together with the effect of the hyperinflation adjustments (see Note 2) are shown in the column "Translation differences and hyperinflation adjustments". The hyperinflation adjustment at January 1, 2018 corresponding to property, plant and equipment of the Group companies in Argentina totaled 1,029 million euros (mainly 623 million euros for plant and machinery and 298 million euros for buildings).
“Inclusion of companies” in 2017 mainly corresponds to the control that Coltel acquired over the companies Telebucaramanga, Metrotel and Optecom.
Telefónica Group companies purchased insurance policies to reasonably cover the possible risks to which their property, plant and equipment used in operations are subject, with suitable limits and coverage. Additionally, as part of its commercial activities and network deployment, the Group maintains several property acquisition commitments. The timing of scheduled payments in this regard is disclosed in Note 23.
Property, plant and equipment deriving from finance leases amounted to 190 million euros at December 31, 2018 (254 million euros at December 31, 2017).